Note 16 - Related Party Transactions (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Director [member]
Statement Line Items [Line Items]
Services received, related party transactions		$ 150,000
Law firm that a director is counsel [member]
Statement Line Items [Line Items]
Services received, related party transactions	$ 115,660	$ 113,250	$ 104,790